Description of Business (Details Narrative) - USD ($)			1 Months Ended
	Jun. 25, 2021	Jun. 09, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Voting percent		51.00%
Working capital deficit			$ 2,600,000	$ 2,200,000
Accumulated deficit			$ 32,984,558	$ 32,688,198	$ 32,180,430
Mr Gerard Dab [Member] | Chief Executive Officer [Member]
Convertible Notes Payable, Current		$ 200,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		14,465,259
Series B Convertible Redeemable Preferred Stock [Member]
Percentage of shares for conversion	4.99%
Series A Supermajority Voting Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions		1,000
Series A Supermajority Voting Preferred Stock [Member] | Mr Gerard Dab [Member]
Stock Issued During Period, Value, Acquisitions		$ 300,000
Series C Convertible Redeemable Preferred Stock [Member]
Stock Issued During Period, Shares, Acquisitions		200
Rennova Health Inc [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Sale of stock, number of shares issued	14,000		950
Preferred stock stated value	$ 1,000